Income Tax Expense - Schedule of Numerical Reconciliation of Income Tax Expense to Prima Facie Tax Payable (Details) - USD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Numerical Reconciliation of Income Tax Expense to Prima Facie Tax Payable [Line Items]
Loss from continuing operations before income tax expense		$ (56,896,054)	$ (38,239,165)	$ (47,852,755)
Tax effect of amounts which are not deductible/(taxable) in calculating taxable income:
Research and Development tax incentive				(1,292,578)
Income tax expense		54,440	103,292	96,364
Australian tax expense [Member]
Schedule of Numerical Reconciliation of Income Tax Expense to Prima Facie Tax Payable [Line Items]
Loss from continuing operations before income tax expense		(39,945,437)	(32,188,619)	(42,740,210)
Tax rate		(9,986,359)	(8,047,155)	(10,685,053)
Tax effect of amounts which are not deductible/(taxable) in calculating taxable income:
Research and Development tax incentive		(2,524,310)	(2,342,136)	(323,145)
Accounting expenditure subject to R&D tax incentive		5,803,010	5,384,221	742,862
Accrued expenses		319,935	242,082	44,172
Amortization		(658,079)	(629,735)
Employee leave obligations		(43,146)	917	3,639
Patent costs		61,132	51,254	51,041
Share-based payments		601,489	473,837	660,045
Unrealized currency movements		3,011	43,430	(27,266)
Subtotal		3,563,043	3,223,870	1,151,348
Tax losses and other timing differences for which no deferred tax asset is recognized		6,423,316	4,827,533	9,533,705
Income tax expense
US tax expense [Member]
Schedule of Numerical Reconciliation of Income Tax Expense to Prima Facie Tax Payable [Line Items]
Loss from continuing operations before income tax expense		(16,896,177)	(5,930,262)	(5,112,545)
Tax rate	[1]	(4,646,449)	(1,630,822)	(1,405,950)
Tax effect of amounts which are not deductible/(taxable) in calculating taxable income:
Accrued expenses		221,775	28,021	(17,719)
Amortization		(18,257)	(19,075)
Employee leave obligations		347,200	(13,835)	26,576
Unrealized currency (gains)/losses		(183,545)	(9,784)
Subtotal		367,173	(14,673)	8,857
Tax losses and other timing differences for which no deferred tax asset is recognized		4,333,716	1,748,787	1,493,457
Income tax expense		$ 54,440	$ 103,292	$ 96,364

[1]	the tax rate is driven by 21.1% for the federal rate and 6.5% for the new York sate rate